Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2026 BRL (R$)	Sep. 30, 2026 BRL (R$) shares R$ / shares shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans | R$		R$ 350,943,000	R$ 332,322,000
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement		10,152,481	9,053,407
Shares granted		2,971,507
Cancelled		605,462
Exercised (1)		1,266,971
Available for completion		65,308
Restricted stock, year one		1,700,037
Restricted stock, year two		2,378,290
Restricted stock, year three		3,412,316
Restricted stock, year four		2,596,530
Share-based compensation plans | R$		R$ 350,943,000	R$ 332,322,000	R$ 361,974,000
Increase Provision Share Based Payment | R$	R$ 209,842,000	89,210,000
Decrease Provision Share Based Payment Cancelled | R$	(17,843,000)	(5,134,000)
Decrease Provision Share Based Payment | R$	(221,651,000)	R$ (65,455,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares		R$ 50.35
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement		2,881,973	3,076,116
Shares granted		532,774
Exercised (1)		726,917
Restricted stock, year one		440,715
Restricted stock, year two		235,794
Restricted stock, year three		1,771,260
Restricted stock, year four		241,637
Restricted stock, year five		192,567
Share-based compensation plans | R$		R$ 81,660,000	R$ 80,742,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	45,642,000	27,949,000
Decrease Provision Share Based Payment | R$	R$ (25,126,000)	(27,031,000)
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 64.12
Number of other equity instruments outstanding in share-based payment arrangement			7,735
Shares granted		168
Exercised (1)		7,903
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 54.20
Number of other equity instruments outstanding in share-based payment arrangement		137,194	480,184
Shares granted		10,447
Cancelled		221
Exercised (1)		353,216
Available for completion		65,308
Restricted stock, year one		47,391
Restricted stock, year two		24,495
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 48.81
Number of other equity instruments outstanding in share-based payment arrangement		1,885,291	2,695,561
Shares granted		58,994
Cancelled		55,204
Exercised (1)		814,060
Restricted stock, year one		1,652,646
Restricted stock, year two		232,645
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 50.51
Number of other equity instruments outstanding in share-based payment arrangement			277,249
Shares granted		6,033
Exercised (1)		283,282
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.58
Number of other equity instruments outstanding in share-based payment arrangement		2,277,025	2,459,390
Shares granted		53,332
Cancelled		197,838
Exercised (1)		37,859
Restricted stock, year two		2,121,150
Restricted stock, year three		155,875
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.09
Number of other equity instruments outstanding in share-based payment arrangement		1,938,698	2,331,602
Shares granted		50,731
Exercised (1)		443,635
Restricted stock, year one		440,715
Restricted stock, year three		1,497,983
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 59.65
Number of other equity instruments outstanding in share-based payment arrangement		3,256,441	3,410,537
Shares granted		148,358
Cancelled		258,559
Exercised (1)		43,895
Restricted stock, year three		3,256,441
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 60.47
Number of other equity instruments outstanding in share-based payment arrangement		477,431	467,265
Shares granted		10,166
Restricted stock, year two		235,794
Restricted stock, year four		241,637
Grant Year 2026 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.58
Number of other equity instruments outstanding in share-based payment arrangement		2,596,530
Shares granted		2,700,208
Cancelled		93,640
Exercised (1)		10,038
Restricted stock, year four		2,596,530
Grant Year 2026 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.09
Number of other equity instruments outstanding in share-based payment arrangement		465,844
Shares granted		465,844
Restricted stock, year three		273,277
Restricted stock, year five		192,567